Financial risk management - Market risk (Details) € in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 GBP (£) € / £	Jun. 30, 2022 GBP (£) $ / £	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 GBP (£) € / £	Jun. 30, 2021 GBP (£) $ / £	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 GBP (£) € / £	Jun. 30, 2020 GBP (£) $ / £	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2019 GBP (£)
Details of currency and interest rate risks
Revenue from contracts with customers	£ 583,201,000						£ 494,117,000						£ 509,041,000
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate		1.1787	1.3288					1.1382	1.3461					1.1391	1.2633
Foreign currency denominated monetary assets and monetary liabilities
Trade receivables	78,967,000	£ 78,967,000	£ 78,967,000			£ 78,967,000	70,774,000	£ 70,774,000	£ 70,774,000			£ 70,774,000
Cash and cash equivalents	121,223,000	121,223,000	121,223,000			121,223,000	110,658,000	110,658,000	110,658,000			110,658,000	£ 51,539,000	£ 51,539,000	£ 51,539,000							£ 307,637,000
Derivative financial assets	23,059,000	23,059,000	23,059,000			23,059,000	817,000	817,000	817,000			817,000
Trade and other payables	(322,934,000)	(322,934,000)	(322,934,000)			(322,934,000)	(260,178,000)	(260,178,000)	(260,178,000)			(260,178,000)
Borrowings	(636,122,000)	(636,122,000)	(636,122,000)			(636,122,000)	(530,236,000)	(530,236,000)	(530,236,000)			(530,236,000)
Derivative financial liabilities	(81,000)	(81,000)	(81,000)			(81,000)	(5,734,000)	(5,734,000)	(5,734,000)			(5,734,000)
Embedded foreign exchange derivatives
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets	20,286,000	20,286,000	20,286,000			20,286,000	809,000	809,000	809,000			809,000
Derivative financial liabilities	0	£ 0	0			0	(527,000)	£ (527,000)	(527,000)			(527,000)
Buy Euro | Forward foreign exchange contracts
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £		1.1675						1.1573
Principal amount / Notional amount	73,885,000	£ 73,885,000	73,885,000			73,885,000	29,875,000	£ 29,875,000	29,875,000			29,875,000							€ 86,262		€ 34,576
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets	234,000	234,000	234,000			£ 234,000
Derivative financial liabilities							(78,000)	(78,000)	(78,000)			£ (78,000)
Interest rate risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						1.00%						1.00%
Euro
Details of currency and interest rate risks
Revenue from contracts with customers | €					€ 79,600						€ 84,100						€ 19,200
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	1,890,000	1,890,000	1,890,000			£ 1,890,000	4,477,000	4,477,000	4,477,000			£ 4,477,000
Trade receivables	28,832,000	28,832,000	28,832,000			28,832,000	44,855,000	44,855,000	44,855,000			44,855,000
Cash and cash equivalents	49,277,000	49,277,000	49,277,000			49,277,000	57,004,000	57,004,000	57,004,000			57,004,000
Trade and other payables	(120,994,000)	(120,994,000)	(120,994,000)			(120,994,000)	(90,608,000)	(90,608,000)	(90,608,000)			(90,608,000)
Exposure to foreign currency, net	(40,995,000)	(40,995,000)	(40,995,000)			£ (40,995,000)	15,728,000	15,728,000	15,728,000			£ 15,728,000
Euro | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	3,000,000.0						(1,100,000)
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	3,000,000	3,000,000	3,000,000			£ 3,000,000	(1,100,000)	(1,100,000)	(1,100,000)			£ (1,100,000)
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(3,700,000)						1,700,000
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	(3,700,000)	(3,700,000)	(3,700,000)			(3,700,000)	1,700,000	1,700,000	1,700,000			1,700,000
US dollar
Details of currency and interest rate risks
Revenue from contracts with customers | $				$ 106.1						$ 59.6						$ 147.5
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	250,000	250,000	250,000			250,000	2,499,000	2,499,000	2,499,000			2,499,000
Trade receivables	15,575,000	15,575,000	15,575,000			15,575,000	10,274,000	10,274,000	10,274,000			10,274,000
Cash and cash equivalents	32,460,000	32,460,000	32,460,000			32,460,000	17,290,000	17,290,000	17,290,000			17,290,000
Derivative financial assets	2,458,000	2,458,000	2,458,000			2,458,000
Trade and other payables	(149,000)	(149,000)	(149,000)			(149,000)	(454,000)	(454,000)	(454,000)			(454,000)
Borrowings	(536,038,000)	(536,038,000)	(536,038,000)			(536,038,000)	(470,068,000)	(470,068,000)	(470,068,000)			(470,068,000)
Derivative financial liabilities							(5,121,000)	(5,121,000)	(5,121,000)			(5,121,000)
Exposure to foreign currency, net	(485,444,000)	(485,444,000)	(485,444,000)			£ (485,444,000)	(445,580,000)	(445,580,000)	(445,580,000)			£ (445,580,000)
US dollar | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	35,700,000						31,900,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	35,700,000	35,700,000	35,700,000			£ 35,700,000	31,900,000	31,900,000	31,900,000			£ 31,900,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(43,700,000)						(39,200,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	£ (43,700,000)	£ (43,700,000)	£ (43,700,000)			£ (43,700,000)	£ (39,200,000)	£ (39,200,000)	£ (39,200,000)			£ (39,200,000)
Secured term loan facility and senior secured notes
Forward foreign currency contracts outstanding at the balance sheet date
Principal amount / Notional amount | $																		$ 650.0		$ 650.0